Summary of significant accounting policies - Identifiable Intangible Assets And Amortization (Details)	12 Months Ended
Dec. 31, 2017
Trademark
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, useful lives	10 years
Minimum | In process R&D and Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, useful lives	8 years
Maximum | In process R&D and Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, useful lives	15 years